RELATED PARTIES - Working Capital Loans (Details) - Related party - Working capital loans - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2025	Sep. 30, 2026
RELATED PARTIES
Debt conversion price per share	$ 0.5	$ 0.5
Outstanding loan amount	$ 0	$ 0
Maximum
RELATED PARTIES
Debt conversion into warrants	$ 3,500,000	$ 3,500,000